Tax matters - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of other provisions [line items]
Impairment of deferred tax asset			€ 2,500,000,000
Deferred tax assets	€ 20,787,000,000		19,246,000,000	€ 19,440,000,000	€ 22,758,000,000
Deferred tax assets not recognized	10,800,000,000
Tax benefits not recognized	490,000,000
Taxes and other legal contingencies
Disclosure of other provisions [line items]
Provisions recognised	0
Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets	19,009,000,000		18,153,000,000	18,190,000,000	19,331,000,000
Tax losses and tax credits
Disclosure of other provisions [line items]
Deferred tax assets	1,778,000,000		1,093,000,000	1,250,000,000	3,427,000,000
Monetizable
Disclosure of other provisions [line items]
Deferred tax assets	10,660,000,000		10,721,000,000	10,473,000,000
Monetizable | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets	10,660,000,000		10,721,000,000	10,473,000,000	€ 11,233,000,000
Other
Disclosure of other provisions [line items]
Deferred tax assets	10,127,000,000		8,525,000,000	8,967,000,000
Other | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets	8,349,000,000		7,432,000,000	7,718,000,000
Other | Tax losses and tax credits
Disclosure of other provisions [line items]
Deferred tax assets	1,778,000,000		€ 1,093,000,000	€ 1,249,000,000
Spain
Disclosure of other provisions [line items]
Deferred tax assets	9,455,000,000
Spain | Tax losses and tax credits
Disclosure of other provisions [line items]
Deferred tax assets	830,000,000
Spain | Monetizable | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets	6,777,000,000
Spain | Other | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets	1,847,000,000
Brazil
Disclosure of other provisions [line items]
Deferred tax assets	6,461,000,000
Brazil | Tax losses and tax credits
Disclosure of other provisions [line items]
Deferred tax assets	752,000,000
Brazil | Monetizable | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets	3,759,000,000
Brazil | Other | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets	1,950,000,000
United States
Disclosure of other provisions [line items]
Deferred tax assets	1,578,000,000
United States | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets	€ 1,398,000,000
Deferred tax asset recovery period	15 years	15 years
United States | Tax losses and tax credits
Disclosure of other provisions [line items]
Deferred tax assets	€ 180,000,000
United Kingdom
Disclosure of other provisions [line items]
Dividend exemption, generating potential tax credit | £		£ 2,000
Actuarial assumption of growth | Spain
Disclosure of other provisions [line items]
Percentage used to adjust sensitivity analysis	0.50%	0.50%
Inflation rate assumption | Spain
Disclosure of other provisions [line items]
Percentage used to adjust sensitivity analysis	0.50%	0.50%